SUPPLEMENT TO THE PROSPECTUS

W&R Funds, Inc. - Mid Cap Growth Fund
W&R Funds, Inc. - Science and Technology Fund

The following information replaces the disclosure regarding management of W&R Mid Cap Growth Fund and W&R Science and Technology Fund in the section entitled "The Management of the Funds - Portfolio Management:"

     Kimberly A. Scott is primarily responsible for the management of the Mid Cap Growth Fund. Ms. Scott has held her responsibilities since February 2001. She is Vice President of WRIMCO and serves as the portfolio manager of another investment company for which WRIMCO serves as investment manager. Ms. Scott served as an investment analyst with WRIMCO from April 1999 to February 2001. From 1994 to 1999, Ms. Scott was an equity analyst for Bartlett & Company.

     Zachary H. Shafran is primarily responsible for the management of the Science and Technology Fund. Mr. Shafran has held his responsibilities since February 2001. He is Senior Vice President of WRIMCO and has served as the portfolio manager of other investment companies for which WRIMCO serves as investment manager since January 1996. Mr. Shafran served as an investment analyst with WRIMCO from June 1990 to January 1996.

To be attached to the cover page of the Prospectus of:

     W&R Funds
     Equity, Growth and Income & Asset Allocation Funds dated June 30, 2000

This Supplement is dated February 9, 2001.

SUPPLEMENT TO THE PROSPECTUS

W&R Funds, Inc. - Mid Cap Growth Fund
W&R Funds, Inc. - Science and Technology Fund

The following information replaces the disclosure regarding management of W&R Mid Cap Growth Fund and W&R Science and Technology Fund in the section entitled

"The Management of the Funds - Portfolio Management:"

     Kimberly A. Scott is primarily responsible for the management of the Mid Cap Growth Fund. Ms. Scott has held her responsibilities since February 2001. She is Vice President of WRIMCO and serves as the portfolio manager of another investment company for which WRIMCO serves as investment manager. Ms. Scott served as an investment analyst with WRIMCO from April 1999 to February 2001. From 1994 to 1999, Ms. Scott was an equity analyst for Bartlett & Company.

     Zachary H. Shafran is primarily responsible for the management of the Science and Technology Fund. Mr. Shafran has held his responsibilities since February 2001. He is Senior Vice President of WRIMCO and has served as the portfolio manager of other investment companies for which WRIMCO serves as investment manager since January 1996. Mr. Shafran served as an investment analyst with WRIMCO from June 1990 to January 1996.

To be attached to the cover page of the Prospectus of:

     W&R Funds
     Equity, Growth and Income & Asset Allocation Funds dated August 28, 2000

This Supplement is dated February 9, 2001.